Stockholders' Deficit - Schedule of Weighted Average Assumptions of Awards Issued (Detail) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%	0.00%	0.00%
Expected volatility	97.83%	68.50%	93.49%	69.00%
Risk-free rate of return	2.85%	1.91%	2.63%	2.04%
Expected term (years)	6 years 4 days	5 years 10 months 20 days	5 years 11 months 12 days	5 years 9 months 22 days
2016 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield					0.00%	0.00%
Expected volatility					69.01%	67.04%
Risk-free rate of return					2.05%	1.44%
Expected term (years)					5 years 9 months 26 days	6 years 1 month 13 days
Fair Value per share					$ 4.39	$ 24.56